Note 24 - Intangible Assets (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Intangible assets other than goodwill		$ 0	$ 0
Impairment loss recognised in profit or loss, intangible assets other than goodwill	$ 100